Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Available for sale investments	¥ 154,594,435	¥ 496,565,847
Accounts receivable, allowance for doubtful accounts | ¥
Loans receivable, allowance for loan losses	1,150,707	1,334,502
Available for sale investments | ¥		10,069,729
Accrued payroll and welfare expenses	555,228,116	494,688,785
Income tax payable	23,161,986	61,650,980
Deferred revenues	93,252,362	68,425,735
Other current liabilities	334,694,476	340,905,107
Non-current uncertain tax position liabilities | ¥		67,248
Other non-current liabilities	¥ 98,945,858	¥ 77,876,237
Ordinary shares, treasury stock	1,287,205	1,246,073
Variable Interest Entity, Primary Beneficiary
Accrued payroll and welfare expenses	¥ 72,212,423	¥ 181,685,160
Income tax payable	(5,036,501)	55,966,327
Deferred revenues	29,834,124	29,021,820
Other current liabilities	31,079,003	76,026,370
Non-current uncertain tax position liabilities | ¥		67,248
Other non-current liabilities | ¥		¥ 39,635,057
Class A
Ordinary shares, par value | (per share)	¥ 0.0005	¥ 0.0005
Ordinary shares, shares authorized	91,394,900	91,394,900
Ordinary shares, shares issued	21,003,533	20,802,611
Ordinary shares, shares outstanding	19,716,328	19,556,538
Class B
Ordinary shares, par value | (per share)	¥ 0.0005	¥ 0.0005
Ordinary shares, shares authorized	8,605,100	8,605,100
Ordinary shares, shares issued	8,515,000	8,515,000
Ordinary shares, shares outstanding	8,515,000	8,515,000